Offerings - Offering: 1	Dec. 08, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit | $ / shares	12.73
Maximum Aggregate Offering Price	$ 6,365,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 879.01
Offering Note	This Registration Statement on Form S-8 (the “Registration Statement”) covers the issuance of 500,000 shares of common stock, par value $0.001 per share (the “Common Stock”), of Where Food Comes From, Inc. (the “Registrant”) that may be offered or issued under the Where Food Comes From, Inc. 2026 Equity Incentive Plan (the “2026 Plan”).Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement”) shall also cover any additional shares of Common Stock of the Registrant that become issuable under the Registrant’s 2026 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock of Registrant.Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the computation is based upon the average of the high and low prices of the Registrant’s Common Stock as reported on NASDAQ on December 4, 2025.